Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Provisions
(a)	Provisions as of December 31, 2018 and 2019 are as follows:

(in millions of Won)	2018			2019
	Current		Non-current	Current	Non-current
Provision for bonus payments	￦	46,514	26,964	76,432	47,237
Provision for construction warranties		11,842	130,391	7,655	162,773
Provision for legal contingencies and claims(*1)		16,981	94,169	6,996	77,488
Provision for the restoration(*2)		9,379	79,789	6,783	80,520
Others(*3,4)		213,737	99,723	262,471	90,136

	￦	298,453	431,036	360,337	458,154

(*1)
The Company recognized probable outflow of resources amounting to
￦
50,888 million and
￦
54,228 million as provisions for legal contingencies and claims in relation to lawsuits against the Company as of December 31, 2018 and 2019, respectively.

(*2)
Due to contamination of lands near the Company’s magnesium smelting plant located in Gangneung province and others, the Company recognized present values of estimated costs for recovery of
￦
22,725 million as provisions for restoration as of December 31, 2019. In order to determine the estimated costs, the Company has assumed that it would use all of technologies and materials that are currently available to recover the land. The Company has applied a discount rate of 1.74%~1.84% to measure present value of these costs.

(*3)
As of December 31, 2018 and 2019, POSCO ENERGY CO., LTD., and Korea Fuel Cell, recognized
￦
200,407 million and
￦
178,959 million of provisions for warranties, respectively, for the service contract on fuel cell based on its estimate of probable outflow of to fulfill the service requirements.

(*4)	The Company has recognized emission liabilities of ￦ 50,965 million for greenhouse gas emissions exceeding the quantity of free quota emission rights expected to be submitted as of December 31, 2019.

Changes in Provisions
(c)	Changes in provisions for the years ended December 31, 2018 and 2019 were as follows:

1)	For the year ended December 31, 2018

(in millions of Won)	Beginning	Increase	Utilization	Reversal	Others(*1)	Ending
Provision for bonus payments	￦ 49,171	88,879	(60,723)	(3,856)	7	73,478
Provision for construction warranties	118,036	56,560	(24,608)	(7,660)	(95)	142,233
Provision for legal contingencies and claims	36,764	84,242	(6,066)	(3,399)	(391)	111,150
Provision for the restoration	134,190	14,912	(9,212)	(47,682)	(3,040)	89,168
Others	249,957	328,879	(118,388)	(216,668)	69,680	313,460

	￦ 588,118	573,472	(218,997)	(279,265)	66,161	729,489

(*1)	Includes adjustments of foreign currency translation differences and others.

2)	For the year ended December 31, 2019

(in millions of Won)	Beginning	Increase	Utilization	Reversal	Others(*1)	Ending
Provision for bonus payments	￦ 73,478	122,714	(86,084)	(3,077)	16,638	123,669
Provision for construction warranties	142,233	53,203	(22,858)	(3,444)	1,294	170,428
Provision for legal contingencies and claims	111,150	26,407	(37,087)	(18,098)	2,112	84,484
Provision for the restoration	89,168	23,559	(13,411)	(14,379)	2,366	87,303
Others	313,460	95,747	(38,260)	(86,458)	68,118	352,607

	￦ 729,489	321,630	(197,700)	(125,456)	90,528	818,491

(*1)	Includes adjustments of foreign currency translation differences and others.